Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, net	$ 19,167	$ 19,795	[1]
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	383	374		$ 394
Provision	53	72		52
Charge-offs, net of recoveries	(85)	(103)		(82)
Foreign currency translation and other	(25)	40		10
Ending balance	326	383		374
Ending balance: Individually evaluated for impairment	204	212		179
Ending balance: Collectively evaluated for impairment	122	171		195
Financing receivables, net	9,350	9,725		9,949
Ending balance: Individually evaluated for impairment	359	347		317
Ending balance: Collectively evaluated for impairment	8,991	9,378		9,632
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	200	200		158
Provision	(5)	11		60
Charge-offs, net of recoveries	(15)	(15)		(14)
Foreign currency translation and other	(16)	4		(4)
Ending balance	164	200		200
Ending balance: Individually evaluated for impairment	135	164		149
Ending balance: Collectively evaluated for impairment	29	36		51
Financing receivables, net	9,749	10,001		8,535
Ending balance: Individually evaluated for impairment	314	540		491
Ending balance: Collectively evaluated for impairment	$ 9,435	$ 9,461		$ 8,044

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).